Shareholder Fees {- Fidelity Series Bond Index Fund}	Oct. 29, 2022 USD ($)
08.31 Fidelity Series Bond Index Fund Pro-05 | Fidelity Series Bond Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none